United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Principal, Foreign Currency Par Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—42.1%
		Aerospace & Defense—0.1%
$100,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series REGS, 5.696%, 9/16/2023	$106,625
		Banking—6.9%
300,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	314,625
250,000		Agricultural Bank of China Ltd., Sr. Unsecd. Note, 2.75%, 5/21/2020	255,667
200,000		Alfa Bank (Alfa Bond), Sr. Unsecd. Note, Series EMTN, 5.00%, 11/27/2018	207,986
200,000	[1,2]	Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	218,250
200,000	[1,2]	Banco de Bogota S.A., Sub., Series 144A, 6.25%, 5/12/2026	213,000
100,000		Banco do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	105,382
100,000		Bancolombia SA, 5.95%, 6/3/2021	110,750
215,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	235,895
100,000		BBVA Bancomer SA/Grand Cayman, Series REGS, 6.008%, 5/17/2022	102,250
150,000		BBVA Bancomer SA/Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	170,730
150,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	149,813
150,000		Caixa Economica Federal, Sr. Unsecd. Note, Series REGS, 4.50%, 10/3/2018	150,938
500,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	522,555
200,000		Credit Bank of Moscow, Series REGS, 8.70%, 11/13/2018	208,250
250,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	262,144
200,000		Industrial and Commercial Bank of China, Ltd., Series REGS, 4.875%, 9/21/2025	219,890
150,000	[1,2]	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	159,178
200,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	213,500
430,000	[1,2]	RSHB Capital SA, Series 144A, 5.10%, 7/25/2018	443,437
270,000	[1,2]	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 4.75%, 4/29/2021	270,499
300,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	301,143
300,000		VTB Capital SA, Sub., Series REGS, 6.95%, 10/17/2022	317,250
250,000		Woori Bank, Sub. Note, Series REGS, 4.75%, 4/30/2024	270,184
		TOTAL	5,423,316
		Beverages—0.2%
150,000		Coca-Cola Femsa SAB de CV, Sr. Unsecd. Note, 3.875%, 11/26/2023	162,142
		Broadcast Radio & TV—0.3%
200,000	[1,2]	Globo Communicacoes Part, Sr. Unsecd. Note, Series 144A, 4.843%, 6/8/2025	207,500
		Building Materials—0.5%
200,000		Cemex SAB de CV, Series REGS, 7.25%, 1/15/2021	215,000
200,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	207,000
		TOTAL	422,000
		Chemicals & Plastics—1.7%
200,000		Braskem Finance Ltd., Series REGS, 5.75%, 4/15/2021	210,500
300,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	353,250
200,000	[1,2]	Mexichem SA de CV, Sr. Unsecd. Note, Series 144A, 6.75%, 9/19/2042	221,250
500,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.50%, 11/12/2020	542,751
		TOTAL	1,327,751
		Communications Equipment—0.3%
200,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	214,267

Principal, Foreign Currency Par Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Conglomerates—0.5%
$200,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	$223,500
200,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	206,000
		TOTAL	429,500
		Consumer Products—0.5%
200,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	199,546
200,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	203,000
		TOTAL	402,546
		Energy—0.5%
200,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	204,995
200,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series REGS, 2.75%, 5/14/2019	204,754
		TOTAL	409,749
		Finance—1.0%
200,000	[1,2]	Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	219,190
550,000		MAF Global Securities Ltd., 7.125%, 10/29/2049	589,509
		TOTAL	808,699
		Financial Intermediaries—0.3%
200,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 5.25%, 1/30/2026	214,500
		Food & Drug Retailers—0.3%
200,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.875%, 1/20/2023	213,405
		Food Products—0.7%
200,000	[1,2]	Cosan Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.00%, 1/20/2027	211,750
100,000		Grupo Bimbo SAB de CV, Series REGS, 4.50%, 1/25/2022	108,715
200,000	[1,2]	Marfrig Holding Europe BV, Sr. Unsecd. Note, Series 144A, 8.375%, 5/9/2018	209,216
		TOTAL	529,681
		Forest Products—0.3%
200,000		Celulosa Arauco y Constitucion SA, Unsecd. Note, 4.50%, 8/1/2024	211,347
		Government Agency—0.4%
200,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 6/16/2018	209,200
100,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.50%, 6/10/2019	107,620
		TOTAL	316,820
		Hardware—0.4%
300,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.70%, 5/8/2019	318,511
		Hotels, Motels, Inns & Casinos—0.2%
150,000		Grupo Posadas SA de CV, Sr. Secd. Note, Series REGS, 7.875%, 6/30/2022	157,875
		Industrial Products & Equipment—0.3%
200,000		Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	211,500
		IT Services—0.4%
300,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series WI, 3.60%, 11/28/2024	315,596
		Metals & Mining—1.8%
200,000		China Hongqiao Group Ltd., Series REGS, 7.625%, 6/26/2017	205,459
200,000		Codelco, Inc., Sr. Unsecd. Note, Series REGS, 3.875%, 11/3/2021	211,947
100,000		CSN Islands XI Corp., Series REGS, 6.875%, 9/21/2019	71,550
150,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	150,000
200,000		MMC Norlisk Nickel OJSC Via MMC Finance Ltd., Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	225,497
200,000		Southern Copper Corp., 5.25%, 11/8/2042	191,425
200,000		Vale Overseas Ltd., 6.875%, 11/21/2036	197,600
72,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	74,790

Principal, Foreign Currency Par Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$100,000		Vedanta Resources PLC, Series REGS, 9.50%, 7/18/2018	$102,497
		TOTAL	1,430,765
		Oil & Gas—9.8%
487,918	[3,4,5]	Afren PLC, Series REGS, 11.50%, 2/1/2016	1,878
300,000		CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/2024	328,136
200,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	188,200
400,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 8/16/2037	471,520
200,000		Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	206,876
300,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	316,465
35,000	[1,2]	Petrobras Argentina SA, Sr. Unsecd. Note, Series 144A, 7.375%, 7/21/2023	35,963
600,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	660,120
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	215,690
58,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	62,043
200,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 1/20/2020	202,772
2,000,000		Petroleos de Venezuela, SA, Series REGS, 9.00%, 11/17/2021	989,500
1,850,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	1,794,223
300,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series REGS, 6.875%, 8/4/2026	349,500
200,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	222,800
300,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	322,408
200,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	209,968
200,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/28/2025	207,287
200,000		Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 5/3/2026	211,653
200,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	224,880
200,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	233,766
225,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	244,125
		TOTAL	7,699,773
		Paper Products—0.3%
200,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.25%, 5/12/2024	207,240
		Pharmaceuticals—0.3%
200,000		Teva Pharmaceutical Finance Co. BV, Sr. Unsecd. Note, 2.95%, 12/18/2022	205,319
		Real Estate—3.1%
200,000		China Aoyuan Property Group Ltd., Sr. Unsecd. Note, 6.525%, 4/25/2019	208,872
300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.95%, 11/15/2022	323,203
300,000		China Overseas Finance Cayman VI Ltd., Sr. Unsecd. Note, 4.25%, 5/8/2019	317,897
500,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	541,361
GBP 250,000		Dubai Holding Commercial Operations MTN Ltd., Series EMTN, 6.00%, 2/1/2017	332,423
$140,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	150,955
500,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	581,649
		TOTAL	2,456,360
		Software & Services—0.4%
300,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	320,408
		State/Provincial—3.7%
1,085,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	1,228,763
1,100,000		Provincia de Buenos Aires, Series REGS, 9.375%, 9/14/2018	1,207,250
400,000		Provincia de Buenos Aires, Series REGS, 10.875%, 1/26/2021	463,000
		TOTAL	2,899,013

Principal, Foreign Currency Par Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Steel—0.8%
$200,000	[1,2]	OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series 144A, 4.50%, 6/15/2023	$201,234
400,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	439,500
		TOTAL	640,734
		Telecommunications & Cellular—1.6%
100,000		America Movil SAB de CV, 6.125%, 3/30/2040	126,364
400,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	440,874
200,000		Digicel Group Ltd., Series REGS, 8.25%, 9/30/2020	181,000
300,000	[1,2]	Turkcell Iletisim Hizmetleri AS, Unsecd. Note, Series 144A, 5.75%, 10/15/2025	314,400
200,000		Vimpelcom, Series REGS, 7.504%, 3/1/2022	225,260
		TOTAL	1,287,898
		Transportation—0.8%
200,000		Adani Ports and Special, Sr. Unsecd. Note, Series REGS, 3.50%, 7/29/2020	202,194
200,000		Kazakhstan Temir Zholy Finance BV, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	217,000
200,000	[1,2]	SCF Capital Ltd., Sr. Unsecd. Note, Series 144A, 5.375%, 6/16/2023	207,964
		TOTAL	627,158
		Utilities—2.4%
300,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 4.375%, 6/22/2026	321,378
400,000		Comision Federal de Electricidad, Sr. Unsecd. Note, Series REGS, 4.875%, 1/15/2024	433,000
200,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	208,250
500,000		Eskom Holdings SOC Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	492,500
200,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	217,719
200,000		Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	217,027
		TOTAL	1,889,874
		Wireless Telecommunication Services—1.3%
200,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	209,000
600,000		HKT Capital No. 2 Ltd., Sr. Unsecd. Note, 3.625%, 4/2/2025	633,496
200,000		Mobile Telesystems OJSC MTS International Funding Ltd., Sr. Unsecd. Note, Series REGS, 5.00%, 5/30/2023	208,754
		TOTAL	1,051,250
		TOTAL CORPORATE BONDS (IDENTIFIED COST $32,163,648)	33,119,122
		FOREIGN GOVERNMENTS/AGENCIES—41.3%
		Sovereign—41.3%
ARS 13,500,000		Argentina, Government of, 27.706%, 3/28/2017	959,618
$1,000,000		Argentina, Government of, Unsecd. Note, 0.75%, 2/22/2017	977,053
351,000		Armenia, Government of, Series REGS, 6.00%, 9/30/2020	363,285
200,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	215,094
400,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.75%, 3/18/2024	411,000
50,000		Belize, Government of, Series REGS, 5.00%, 2/20/2038	28,125
BRL 26,750,000		Brazil, Government of, Series F, 10.00%, 1/1/2021	7,887,961
14,932,000		Brazil, Government of, Series F, 10.00%, 1/1/2025	4,247,038
$500,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 4/7/2026	556,250
300,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	278,250
250,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	276,270
200,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	216,750
COP 500,000,000		Colombia, Government of, Sr. Unsecd. Note, 10.00%, 7/24/2024	194,388
$250,000		Costa Rica, Government of, Series REGS, 4.25%, 1/26/2023	248,125
300,000		Costa Rica, Government of, Series REGS, 4.375%, 4/30/2025	293,250

Principal, Foreign Currency Par Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	$337,350
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 5.50%, 1/27/2025	212,000
250,000		Dubai, Government of, Series EMTN, 5.25%, 1/30/2043	243,750
200,000	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 10.50%, 3/24/2020	204,000
300,000		Egypt, Government of, Note, Series REGS, 6.875%, 4/30/2040	288,810
200,000		Ethiopia, Government of, Sr. Unsecd. Note, Series REGS, 6.625%, 12/11/2024	195,020
722,000		Ghana, Government of, Unsecd. Note, Series REGS, 8.50%, 10/4/2017	736,801
400,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	459,901
300,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	292,890
600,000		Lebanon, Government of, Sr. Unsecd. Note, Series REGS, 6.65%, 2/26/2030	588,120
200,000		Mexico, Government of, Sr. Secd. Note, 4.35%, 1/15/2047	206,000
200,000		Namibia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 10/29/2025	212,254
300,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	324,750
600,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	695,829
300,000		Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	318,744
RUB 140,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	2,012,428
100,000,000		Russia, Government of, Unsecd. Note, 7.60%, 4/14/2021	1,485,110
$200,000		Serbia, Government of, Series REGS, 7.25%, 9/28/2021	231,752
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 6.00%, 1/14/2019	206,497
400,000	[1,2]	Tunisia, Government of, Series 144A, 5.75%, 1/30/2025	394,080
TRY 10,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	3,338,346
$325,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2021	318,922
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2022	316,062
650,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	208,845
400,000		Uruguay, Government of, 4.375%, 10/27/2027	434,000
1,200,000		Venezuela, Government of, 9.375%, 1/13/2034	546,000
500,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	490,050
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $36,370,165)	32,450,768
		U.S. TREASURY—3.2%
2,525,000	[6]	United States Treasury Note, 0.375%, 10/31/2016 (IDENTIFIED COST $2,525,496)	2,524,914
		PURCHASED PUT OPTION—0.1%
5,900,000		CITIBANK, N.A., USD PUT/MXN CALL, Strike Price $18, Expiration Date 11/22/2016 (IDENTIFIED COST $76,748)	46,122
		INVESTMENT COMPANY—10.9%
8,543,080	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[8] (AT NET ASSET VALUE)	8,543,080
		TOTAL INVESTMENTS—97.6% (IDENTIFIED COST $79,679,137)[9]	76,684,006
		OTHER ASSETS AND LIABILITIES - NET—2.4%[10]	1,897,897
		TOTAL NET ASSETS—100%	$78,581,903
The average market value of written and purchased options held by the Fund throughout the period was $125,705 and $253,786, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At August 31, 2016, the Fund had no outstanding written options.

At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[4]Euro-Bund Short Futures	10	$1,867,038	September 2016	$(10,927)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,971,412 and $10,886,662, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/29/2016[11]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
JPMorgan	Class Government of Indonesia	Sell	1.00%	12/20/2020	1.30%	$1,200,000	$(14,579)	$(72,497)	$57,918
Goldman Sachs	Class Government of Russia	Buy	1.00%	6/20/2021	2.23%	$2,000,000	$106,109	$118,453	$(12,344)
JPMorgan	Class Republic of Colombia Bond	Sell	1.00%	12/20/2020	1.57%	$1,200,000	$(27,199)	$(101,916)	$74,717
Goldman Sachs	Class United Mexican States	Sell	1.00%	6/20/2021	0.64%	$2,400,000	$(39,704)	$(44,445)	$4,741
TOTAL CREDIT DEFAULT SWAPS							$24,627	$(100,405)	$125,032
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Bank of America	1M TIIE	Pay	6.19%	6/29/2026	45,000,000 MXN	$5,747	$5,747
JPMorgan	3M JIBAR LIBOR	Pay	8.34%	5/31/2018	40,000,000 ZAR	$12,457	$12,457
Bank of America	Brazil Cetip Interbank	Receive	11.67%	1/4/2021	16,080,418 BRL	$34,737	$34,737
Goldman Sachs	Brazil Cetip Interbank	Receive	11.67%	1/2/2025	6,374,275 BRL	$31,388	$31,388
HSBC	TIIE	Pay	6.19%	7/20/2026	45,000,000 MXN	$12,167	$12,167
HSBC	JIBAR	Pay	8.66%	12/15/2020	28,000,000 ZAR	$47,645	$47,645
Bank of America	6M WIBOR	Pay	1.84%	8/4/2021	43,000,000 PLN	$5,082	$5,082
						$149,223	$149,223
Centrally Cleared Swaps:
LCH	US 3M LIBOR	Receive	2.00%	9/21/2021	$28,000,000	$171,868	$171,868
LCH	US 3M LIBOR	Receive	2.25%	9/21/2026	$6,100,000	$(24,826)	$(24,826)
						$147,042	$147,042
TOTAL INTEREST RATE SWAPS						$296,265	$296,265
The average notional amount of credit default swap contracts, average market value of interest rate swap contracts and currency swap contracts held by the Fund throughout the period was $16,106,780, $208,796 and $780, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At August 31, 2016, the Fund had no currency swaps outstanding.

At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/1/2016	JPMorgan	136,030,000 RUB	$1,881,244	$199,282
9/2/2016	BNP Paribas	1,460,000 PEN	$428,189	$2,236
9/8/2016	Citibank	1,734,846 MYR	$425,000	$2,581
9/8/2016	JPMorgan	487,900,000 KRW	$425,448	$12,114
9/8/2016	JPMorgan	1,485,400,000 KRW	$1,281,899	$50,251
9/8/2016	JPMorgan	1,487,797,500 KRW	$1,275,000	$59,300
9/14/2016	BNP Paribas	81,000,000 RUB	$1,198,934	$35,394
9/14/2016	BNP Paribas	105,450,000 RUB	$1,619,511	$(12,599)
9/14/2016	BNP Paribas	107,000,000 RUB	$1,608,055	$22,477
9/14/2016	JPMorgan	55,515,000 RUB	$850,011	$(4,039)
9/14/2016	JPMorgan	78,145,000 RUB	$1,200,726	$(9,905)
9/15/2016	Bank of America	6,453,000 ZAR	$427,436	$10,155
9/15/2016	Bank of America	13,000,000 ZAR	$841,653	$39,903
9/15/2016	Bank of America	13,200,000 ZAR	$857,182	$37,935
9/15/2016	JPMorgan	2,700,000 RON	600,385 EUR	$6,404
9/16/2016	Citibank	248,058 EUR	$281,374	$(4,478)
9/16/2016	Citibank	827,381 EUR	$922,666	$901
9/16/2016	Citibank	1,000,000 EUR	$1,113,520	$2,733
9/16/2016	Citibank	1,550,000 EUR	$1,725,956	$4,236
9/16/2016	Citibank	2,300,000 EUR	$2,561,096	$6,286
9/16/2016	Citibank	2,500,000 EUR	$2,783,125	$7,507
9/16/2016	Citibank	3,500,000 EUR	$3,897,320	$9,565
9/16/2016	Citibank	4,350,000 EUR	$4,842,442	$13,259
9/16/2016	JPMorgan	1,200,000 EUR	$1,336,946	$2,557
9/16/2016	JPMorgan	2,300,000 EUR	$2,560,036	$7,345
9/16/2016	JPMorgan	3,600,000 EUR	$3,975,870	$42,641
9/16/2016	JPMorgan	5,050,000 EUR	$5,567,263	$69,815
9/16/2016	JPMorgan	2,700,000 RON	595,057 EUR	$12,335
9/19/2016	Citibank	15,640,000 MXN	$850,179	$(20,077)
9/19/2016	Citibank	32,600,000 MXN	$1,712,334	$17,929
9/19/2016	Morgan Stanley	32,605,150 MXN	$1,712,471	$18,065
9/20/2016	Credit Agricole	2,485,000,000 COP	$851,319	$(18,623)
9/20/2016	Credit Agricole	2,619,945,000 COP	$866,384	$11,531
9/21/2016	Bank of America	55,000,000 INR	$803,741	$14,470
9/21/2016	Bank of America	109,000,000 INR	$1,615,293	$6,251
9/21/2016	BNP Paribas	1,065,000,000 CLP	$1,603,916	$(42,116)
9/21/2016	BNP Paribas	1,587,600,000 CLP	$2,400,000	$(71,818)
9/21/2016	BNP Paribas	2,325,000,000 COP	$788,136	$(9,209)
9/21/2016	BNP Paribas	2,500,000,000 COP	$825,627	$11,927
9/21/2016	Citibank	1,815,000,000 KRW	$1,598,204	$29,445
9/21/2016	Citibank	6,000,000 MYR	$1,513,928	$(36,228)
9/21/2016	Citibank	6,700,000 MYR	$1,666,874	$(16,775)
9/21/2016	Credit Agricole	471,390,000 HUF	1,501,434 EUR	$21,839
9/21/2016	JPMorgan	229,711,248 HUF	725,000 EUR	$18,075
9/21/2016	JPMorgan	30,300,000 MXN	$1,600,358	$7,521
9/21/2016	JPMorgan	30,350,000 MXN	$1,621,931	$(11,398)
9/21/2016	JPMorgan	61,100,000 MXN	$3,236,765	$5,527
9/21/2016	JPMorgan	3,114,979 PLN	700,000 EUR	$15,089
9/21/2016	JPMorgan	6,407,635 PLN	1,450,000 EUR	$19,794

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/21/2016	JPMorgan	720,000 TRY	$245,342	$(3,049)
9/21/2016	JPMorgan	1,440,000 TRY	$490,930	$(6,344)
9/21/2016	JPMorgan	2,365,000 TRY	$801,635	$(5,770)
9/21/2016	JPMorgan	2,435,379 TRY	$825,000	$(5,451)
9/21/2016	JPMorgan	4,000,000 TRY	$1,351,164	$(5,093)
9/21/2016	JPMorgan	4,000,088 TRY	$1,297,322	$48,779
9/21/2016	JPMorgan	7,200,000 TRY	$2,442,739	$(19,810)
9/21/2016	JPMorgan	14,400,000 TRY	$4,895,407	$(49,548)
9/21/2016	JPMorgan	825,000 ZAR	$53,495	$2,382
9/21/2016	JPMorgan	9,713,356 ZAR	$650,000	$7,881
9/21/2016	JPMorgan	18,280,000 ZAR	$1,207,729	$30,367
9/21/2016	JPMorgan	23,500,000 ZAR	$1,632,895	$(41,250)
9/21/2016	JPMorgan	24,300,000 ZAR	$1,639,225	$6,603
9/21/2016	Morgan Stanley	29,900,000 MXN	$1,589,791	$(3,138)
10/4/2016	Citibank	925,000,000 KRW	$815,452	$14,022
10/4/2016	Morgan Stanley	5,250,000 BRL	$1,583,710	$25,616
10/5/2016	BNP Paribas	12,617,000 ARS	$818,754	$8,016
10/6/2016	BNP Paribas	$800,000	12,192,000 ARS	$1,545
10/11/2016	BNP Paribas	2,554,000,000 COP	$871,078	$(18,650)
10/11/2016	BNP Paribas	3,760,000,000 COP	$1,200,894	$54,051
10/11/2016	BNP Paribas	4,900,000,000 COP	$1,628,448	$6,986
10/11/2016	BNP Paribas	4,900,000,000 COP	$1,624,668	$10,765
10/12/2016	Credit Agricole	2,900,000 PLN	651,378 EUR	$13,427
10/12/2016	Credit Agricole	6,150,000 PLN	1,421,078 EUR	$(15,900)
10/12/2016	Credit Agricole	9,700,000 PLN	2,182,718 EUR	$40,472
10/14/2016	Citibank	421,710,000 JPY	$4,109,063	$(25,154)
11/2/2016	BNP Paribas	1,064,400,000 CLP	$1,600,000	$(44,378)
11/28/2016	Bank of America	20,850,000 ZAR	$1,281,717	$111,762
11/28/2016	BNP Paribas	914,420,000 CLP	$1,300,000	$33,158
11/28/2016	BNP Paribas	4,830,000,000 COP	$1,533,577	$64,955
11/28/2016	Citibank	500,000 TRY	$163,479	$2,423
11/28/2016	Citibank	5,075,002 TRY	$1,659,311	$24,590
11/28/2016	JPMorgan	32,049,600 MXN	$1,677,012	$12,758
11/28/2016	JPMorgan	32,049,600 MXN	$1,681,190	$8,580
11/28/2016	JPMorgan	9,000,000 ZAR	$611,249	$(9,747)
11/28/2016	Morgan Stanley	115,750,000 MXN	$6,148,379	$(45,625)
11/28/2016	Morgan Stanley	$1,600,000	30,673,600 MXN	$(17,222)
11/30/2016	Credit Agricole	1,700,000 MYR	$424,258	$(7,050)
11/30/2016	Credit Agricole	6,946,000 MYR	$1,706,005	$(1,343)
11/30/2016	Credit Agricole	10,215,000 MYR	$2,500,000	$6,929
12/2/2016	Citibank	3,850,000 BRL	$867,078	$292,330
12/2/2016	Citibank	5,400,000 BRL	$1,260,887	$365,296
12/2/2016	Citibank	7,900,000 BRL	$1,767,140	$611,904
12/2/2016	Citibank	8,300,000 BRL	$1,908,265	$591,237
12/21/2016	Citibank	6,150,000 CNH	$890,143	$24,469
12/21/2016	Citibank	10,075,000 CNH	$1,494,076	$4,254
12/21/2016	Citibank	10,075,000 CNH	$1,507,669	$(9,340)
12/21/2016	Citibank	11,000,000 CNH	$1,653,141	$(17,248)
12/21/2016	Citibank	12,850,000 CNH	$1,872,086	$38,934
Contracts Sold:
9/1/2016	JPMorgan	136,030,000 RUB	$1,973,738	$(106,788)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/2/2016	BNP Paribas	1,460,000 PEN	$431,315	$890
9/2/2016	Citibank	827,381 EUR	$922,183	$(719)
9/8/2016	Citibank	1,734,846 MYR	$424,235	$(3,346)
9/8/2016	JPMorgan	1,973,300,000 KRW	$1,669,360	$(100,353)
9/8/2016	JPMorgan	1,487,797,500 KRW	$1,260,471	$(73,829)
9/14/2016	BNP Paribas	143,000,000 RUB	$2,156,212	$(22,910)
9/14/2016	BNP Paribas	106,500,000 RUB	$1,628,876	$5,963
9/14/2016	BNP Paribas	100,000,000 RUB	$1,563,844	$39,982
9/14/2016	BNP Paribas	85,000,000 RUB	$1,229,048	$(66,234)
9/14/2016	BNP Paribas	21,400,000 RUB	$316,113	$(9,993)
9/14/2016	JPMorgan	113,200,000 RUB	$1,706,267	$(18,744)
9/15/2016	Bank of America	23,403,000 ZAR	$1,481,236	$(105,767)
9/15/2016	Bank of America	9,250,000 ZAR	$588,603	$(38,658)
9/15/2016	JPMorgan	2,700,000 RON	593,860 EUR	$(13,687)
9/16/2016	Citibank	3,650,000 EUR	$4,029,438	$(44,886)
9/16/2016	Citibank	3,640,000 EUR	$4,041,247	$(21,914)
9/16/2016	Citibank	3,500,000 EUR	$3,937,465	$30,579
9/16/2016	Citibank	2,850,000 EUR	$3,195,423	$14,102
9/16/2016	Citibank	2,300,000 EUR	$2,582,854	$15,472
9/16/2016	Citibank	1,550,000 EUR	$1,709,487	$(20,705)
9/16/2016	Citibank	1,000,000 EUR	$1,101,319	$(14,934)
9/16/2016	JPMorgan	3,650,000 EUR	$4,019,526	$(54,797)
9/16/2016	JPMorgan	3,500,000 EUR	$3,905,068	$(1,817)
9/16/2016	JPMorgan	2,875,000 EUR	$3,182,515	$(26,712)
9/16/2016	JPMorgan	2,500,000 EUR	$2,814,654	$24,021
9/19/2016	Citibank	48,240,000 MXN	$2,484,320	$(76,044)
9/19/2016	JPMorgan	32,600,000 MXN	$1,800,991	$70,728
9/19/2016	Morgan Stanley	32,605,150 MXN	$1,699,867	$(30,669)
9/20/2016	Citibank	260,000 GBP	$367,761	$26,167
9/20/2016	Credit Agricole	3,392,400,000 COP	$1,100,000	$(36,756)
9/20/2016	Credit Agricole	1,712,545,000 COP	$567,068	$(6,787)
9/21/2016	Bank of America	164,000,000 INR	$2,435,764	$(3,991)
9/21/2016	BNP Paribas	1,587,600,000 CLP	$2,385,575	$57,393
9/21/2016	BNP Paribas	1,065,000,000 CLP	$1,587,183	$25,383
9/21/2016	BNP Paribas	3,075,000,000 COP	$996,759	$(33,434)
9/21/2016	BNP Paribas	1,750,000,000 COP	$575,847	$(10,441)
9/21/2016	Citibank	198,300,000 HUF	637,357 EUR	$(2,769)
9/21/2016	Citibank	1,815,000,000 KRW	$1,623,290	$(4,359)
9/21/2016	Citibank	6,700,000 MYR	$1,636,262	$(13,837)
9/21/2016	Credit Agricole	207,011,248 HUF	667,771 EUR	$(195)
9/21/2016	Credit Agricole	160,000,000 HUF	509,068 EUR	$(8,028)
9/21/2016	JPMorgan	135,790,000 HUF	424,877 EUR	$(14,810)
9/21/2016	JPMorgan	60,400,000 MXN	$3,200,848	$(4,298)
9/21/2016	JPMorgan	38,200,000 MXN	$2,006,366	$(20,729)
9/21/2016	JPMorgan	30,530,000 MXN	$1,612,064	$(8,020)
9/21/2016	JPMorgan	9,522,614 PLN	2,131,873 EUR	$(55,123)
9/21/2016	JPMorgan	9,700,000 TRY	$3,167,347	$(96,877)
9/21/2016	JPMorgan	9,650,000 TRY	$3,239,726	$(7,672)
9/21/2016	JPMorgan	7,180,000 TRY	$2,393,692	$(22,506)
9/21/2016	JPMorgan	5,620,000 TRY	$1,902,643	$11,412
9/21/2016	JPMorgan	4,800,000 TRY	$1,612,328	$(2,958)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/21/2016	JPMorgan	1,200,000 TRY	$410,213	$6,391
9/21/2016	JPMorgan	1,180,000 TRY	$389,274	$(7,818)
9/21/2016	JPMorgan	$775,000	11,941,583 ZAR	$33,798
9/21/2016	JPMorgan	24,300,000 ZAR	$1,671,757	$25,929
9/21/2016	JPMorgan	18,200,000 ZAR	$1,209,522	$(23,156)
9/21/2016	JPMorgan	8,240,000 ZAR	$566,073	$7,981
9/30/2016	BNP Paribas	1,115,105,000 CLP	$1,660,000	$25,967
9/30/2016	BNP Paribas	$1,660,000	1,115,105,000 CLP	$(25,967)
10/4/2016	Citibank	1,849,336,000 KRW	$1,617,655	$(40,698)
10/4/2016	Citibank	$800,000	924,336,000 KRW	$28,879
10/4/2016	Morgan Stanley	27,600,000 BRL	$8,253,342	$(207,118)
10/5/2016	BNP Paribas	12,617,000 ARS	$831,433	$4,663
10/6/2016	BNP Paribas	$800,000	12,800,000 ARS	$38,273
10/11/2016	BNP Paribas	4,900,000,000 COP	$1,610,782	$(24,651)
10/11/2016	BNP Paribas	4,783,000,000 COP	$1,618,339	$21,955
10/11/2016	BNP Paribas	3,700,000,000 COP	$1,190,093	$(44,826)
10/11/2016	BNP Paribas	3,334,649,000 COP	$1,092,969	$(20,010)
10/12/2016	Credit Agricole	6,300,000 PLN	1,432,176 EUR	$(10,043)
10/12/2016	Credit Agricole	3,650,000 PLN	834,634 EUR	$(364)
10/14/2016	Citibank	251,710,000 JPY	$2,408,202	$(29,399)
10/14/2016	Citibank	170,000,000 JPY	$1,618,297	$(28,011)
11/2/2016	BNP Paribas	1,064,400,000 CLP	$1,605,430	$49,808
11/28/2016	Bank of America	20,850,000 ZAR	$1,324,188	$(69,291)
11/28/2016	BNP Paribas	914,420,000 CLP	$1,318,558	$(14,600)
11/28/2016	BNP Paribas	4,830,000,000 COP	$1,571,626	$(26,906)
11/28/2016	Citibank	5,075,002 TRY	$1,600,000	$(83,901)
11/28/2016	Citibank	500,000 TRY	$162,395	$(3,506)
11/28/2016	JPMorgan	32,049,600 MXN	$1,649,149	$(40,621)
11/28/2016	JPMorgan	24,000,000 MXN	$1,306,467	$41,101
11/28/2016	JPMorgan	20,850,000 ZAR	$1,534,964	$141,485
11/30/2016	Citibank	2,600,000 TRY	$860,703	$(1,629)
11/30/2016	Credit Agricole	17,111,000 MYR	$4,134,090	$(65,230)
11/30/2016	Credit Agricole	1,750,000 MYR	$429,079	$(399)
12/2/2016	Citibank	10,450,000 BRL	$2,764,916	$(382,048)
12/2/2016	Citibank	7,900,000 BRL	$2,027,200	$(351,844)
12/2/2016	Citibank	7,100,000 BRL	$1,627,880	$(510,248)
12/21/2016	Citibank	19,000,000 CNH	$2,796,791	$(28,842)
12/21/2016	Citibank	11,200,000 CNH	$1,647,422	$(18,214)
12/21/2016	Citibank	8,500,000 CNH	$1,263,002	$(1,098)
12/21/2016	Citibank	5,750,000 CNH	$832,489	$(22,637)
12/21/2016	Citibank	5,700,000 CNH	$833,333	$(14,357)
3/28/2017	BNP Paribas	13,500,000 ARS	$802,616	$(5,842)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$148,743
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $4,071,593 and $4,350,748, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, and value for Swap Contracts is included in
“Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $9,581,094, which represented 12.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2016, these liquid restricted securities amounted to $9,581,094, which represented 12.2% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and swap contracts.
7	Affiliated holding.
Transactions involving the affiliated holding during the period ended August 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	890,385
Purchases/Additions	64,382,796
Sales/Reductions	(56,730,101)
Balance of Shares Held 8/31/2016	8,543,080
Value	$8,543,080
Dividend Income	$4,262
8	7-day net yield.
9	At August 31, 2016, the cost of investments for federal tax purposes was $79,468,406. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; and (d) outstanding foreign currency commitments was $2,784,400. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,710,227 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,494,627.
10	Assets, other than investments in securities, less liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$33,119,122	$—	$33,119,122
Governments/Agencies	—	32,450,768	—	32,450,768
U.S. Treasury	—	2,524,914	—	2,524,914
Purchased Put Option	—	46,122	—	46,122
Investment Company	8,543,080	—	—	8,543,080
TOTAL SECURITIES	$8,543,080	$68,140,926	$—	$76,684,006
Other Financial Instruments:*
Assets	$—	$4,494,688	—	$4,494,688

Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Liabilities	(10,927)	(4,025,053)	—	(4,035,980)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(10,927)	$469,635	$—	$458,708
*	Other financial instruments include futures contracts, swap contracts and foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investment in Floating Rate Loan	Investments in Foreign Governments/ Agencies
Balance as of November 30, 2015	$67,498	$3,015,500
Realized gain (loss)	(585,203)	79,635
Change in unrealized appreciation (depreciation)	594,387	(454,585)
Purchases	12,407	—
(Sales)	(89,089)	(2,640,550)
Balance as of August 31, 2016	$—	$—
The total change in unrealized appreciation (depreciation) attributable to investments still held at August 31, 2016	$—	$—
The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
BRL	—Brazilian Real
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
CNH	—Chinese Offshore Yuan
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Agreed Rate
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rates
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PEN	—Peruvian Neuvo Sol
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
TIIE	—Interbank Interest Equilibrium Rate
TRY	—Turkish Lira
WIBOR	—Warsaw Interbank Offer Rate
ZAR	—South African Rand
13
Federated International Small-Mid Company Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.1%
		Australia—1.4%
233,893	[1]	Link Holdings Ltd.	$1,478,568
414,184	[1]	Viva Energy REIT Ltd.	790,653
		TOTAL	2,269,221
		Austria—1.0%
58,000		Erste Group Bank AG	1,634,470
		Bermuda—1.4%
21,500	[1]	Arch Capital Group Ltd.	1,740,210
302,000		Haier Electronics Group	505,293
		TOTAL	2,245,503
		Canada—2.9%
80,400		Canadian Western Bank	1,614,253
70,611		Hudson's Bay Co.	974,038
101,134		Mitel Networks Corp.	739,572
53,000		North West Co., Inc./The	1,184,963
		TOTAL	4,512,826
		Cayman Islands—1.3%
1,540,000		Nexteer Automotive Group Ltd.	2,116,454
		China—1.7%
5,940,000		CT Environmental Group Ltd.	1,825,568
200,000	[1]	SouFun Holdings Ltd., ADR	900,000
		TOTAL	2,725,568
		France—10.5%
48,552		Accor SA	1,837,061
39,833	[1]	Advanced Accelerator Applications SA, ADR	1,371,450
20,871	[1]	Criteo SA, ADR	769,722
63,000		Edenred	1,374,071
6,700		Iliad SA	1,383,415
46,500		Ipsen SA	3,022,328
23,047		Publicis Groupe	1,713,446
180,000		STMicroelectronics NV	1,348,797
14,380		Teleperformance	1,493,465
117,500		Television Francaise 1 SA TF1	1,147,553
49,170		Zodiac SA	1,120,713
		TOTAL	16,582,021
		Germany—8.6%
122,898	[2,3]	Deutsche Pfandbriefbank AG	1,197,144
302,802		Deutz AG	1,353,708
48,100	[1]	Dialog Semiconductor PLC	1,692,017
24,864		GEA Group AG	1,334,668
24,101		HeidelbergerCement AG	2,243,395
108,837	[1]	Kloeckner & Co. AG	1,532,764
24,000		Osram Licht AG	1,257,291
29,386		Rheinmetall AG	2,122,472
41,500	[1]	Siltronic AG	893,369
		TOTAL	13,626,828
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Hong Kong—4.2%
2,198,000		Beijing Enterprises Water Group Ltd.	$1,529,424
1,436,000		China Everbright International Ltd.	1,832,797
709,000	[1,2,3]	Regina Miracle International Holdings Ltd.	886,617
584,500		Techtronic Industries Co.	2,363,801
		TOTAL	6,612,639
		India—0.6%
190,000		Jyothy Laboratories Ltd.	873,505
		Ireland—1.4%
120,841		Grafton Group PLC	869,791
56,965		Smurfit Kappa Group PLC	1,406,634
		TOTAL	2,276,425
		Israel—1.3%
20,998	[1]	Caesar Stone SDOT Yam Ltd.	825,642
18,854		NICE Ltd., ADR	1,290,179
		TOTAL	2,115,821
		Italy—5.8%
217,429	[2,3]	Anima Holding SPA	1,057,578
54,040		Azimut Holding SPA	833,257
267,029	[1,2,3]	Enav SPA	1,108,029
435,881	[2,3]	Infrastrutture Wireless Italiane SPA	2,133,620
148,433	[2,3]	Massimo Zanetti Beverage Group SPA	1,317,706
88,015	[1]	Yoox Net-A-Porter Group	2,748,653
		TOTAL	9,198,843
		Japan—18.8%
50,400		Aisin Seiki Co.	2,382,976
33,500		Alps Electric Co.	756,869
80,700		Chugai Pharmaceutical Co. Ltd.	2,533,663
122,000		Daifuku Co.	2,117,319
10,700		Disco Corp.	1,209,488
50,900		Don Quijote Holdings Co. Ltd.	1,664,751
61,000		Doutor Nichires Holdings Co. Ltd.	1,079,470
43,900		Horiba Ltd.	2,041,117
1,620		Japan Hotel REIT Investment Corp.	1,392,424
63,000		K's Denki Corp.	995,050
122,700		Kakaku.com, Inc.	2,053,140
47,600		Kanamoto Co. Ltd.	1,006,151
19,600		Kusuri No Aoki Co. Ltd.	717,333
63,000		Kyowa Hakko Kirin Co. Ltd.	890,811
24,143	[1]	Line Corp., ADR	1,032,113
18,600		Matsumotokiyoshi Holdings Co. Ltd.	819,672
13,000		Nidec Corp.	1,172,068
12,000		Nitori Holdings Co.	1,213,068
19,400		Ono Pharmaceutical Co. Ltd.	505,255
27,900		Shionogi and Co.	1,246,708
43,800		Sompo Japan Nipponkoa Holdings, Inc.	1,405,917
7,400		Tsuruha Holdings, Inc.	723,978
36,700		United Arrows Ltd.	939,276
		TOTAL	29,898,617
		Luxembourg—0.6%
86,199		SAF-Holland SA	992,080
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Mexico—2.0%
60,000		Gruma SA, Class B	$797,654
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,494,108
240,000		Infraestructura Energetica Nova SAB de CV	926,353
		TOTAL	3,218,115
		Netherlands—5.3%
87,400	[2,3]	ABN AMRO Group NV, GDR	1,799,047
31,965	[1]	ASR Nederland NV	678,962
52,032	[2,3]	Grandvision NV	1,474,105
50,869	[1,2,3]	Intertrust NV	1,146,034
21,047		Koninklijke DSM NV	1,467,399
62,400		NN Group NV	1,859,934
		TOTAL	8,425,481
		South Korea—1.7%
2,879		Amorepacific Corp.	995,494
27,130		Hotel Shilla Co.	1,649,700
		TOTAL	2,645,194
		Spain—2.9%
114,234	[2,3]	Cellnex Telecom SAU	1,993,410
53,000		Cia de Distribucion Integral Logista Holdings	1,192,918
233,268	[1,2,3]	TelePizza SA	1,430,880
		TOTAL	4,617,208
		Sweden—1.1%
179,474	[2,3]	Hoist Finance AB	1,671,801
		Switzerland—1.8%
50,382		Julius Baer Group Ltd.	2,115,477
5,100		Tecan AG	804,250
		TOTAL	2,919,727
		Taiwan—0.9%
112,528		Eclat Textile Co. Ltd.	1,413,028
7,168		Makalot Industrial Co. Ltd.	33,738
		TOTAL	1,446,766
		Thailand—0.7%
650,000		Central Pattana PCL, GDR	1,129,295
		United Kingdom—18.2%
136,472		Ashtead Group PLC	2,272,318
39,600	[1]	ASOS PLC	2,359,989
133,410		Babcock International Group PLC	1,832,582
580,000		Booker Group PLC	1,342,511
30,082		Croda International PLC	1,310,372
112,981		Essentra PLC	765,516
164,500		Howden Joinery Group PLC	986,650
155,000		ICAP PLC	976,302
36,655	[1]	Livanova PLC	2,200,033
64,745		London Stock Exchange Group PLC	2,346,870
225,072		PageGroup PLC	1,029,792
15,010		Rightmove PLC	809,145
569,244	[1,2,3]	Shawbrook Group Ltd.	1,722,162
40,000		Shire PLC	2,498,372
218,763		St. James's Place Capital PLC	2,824,225
598,519		Stock Spirits Group PLC	1,329,826
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
532,567	[1]	Vectura Group PLC	$918,071
148,282		Wood Group (John) PLC	1,356,961
		TOTAL	28,881,697
		TOTAL COMMON STOCKS (IDENTIFIED COST $133,548,104)	152,636,105
		EXCHANGE-TRADED FUNDS—0.9%
		Canada—0.9%
130,000	[1]	Sprott Physical Gold Trust (IDENTIFIED COST $1,437,150)	1,402,700
		INVESTMENT COMPANY—2.5%
3,949,193	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[5] (AT NET ASSET VALUE)	3,949,193
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $138,934,447)[6]	157,987,998
		OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	726,475
		TOTAL NET ASSETS—100%	$158,714,473
The average notional value of long futures contracts held by the Fund throughout the period was $1,279,140. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At August 31, 2016, the Fund had no outstanding futures contracts.
At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/1/2016	BNY Mellon	378,515 MXN	$20,302	$(175)
9/2/2016	BNY Mellon	7,110,991 MXN	$378,095	$15
9/15/2016	Barclays	2,853,000 EUR	$3,260,523	$(75,996)
9/15/2016	Barclays	4,200,000 GBP	$6,273,792	$(756,441)
9/15/2016	JPMorgan	8,050,000 GBP	$11,417,564	$(842,641)
Contracts Sold:
9/2/2016	BNY Mellon	1,115,301 JPY	$10,823	$43
9/6/2016	BNY Mellon	1,776,861 JPY	$17,168	$(11)
9/6/2016	BNY Mellon	666,894 JPY	$6,443	$(4)
9/15/2016	Barclays	8,400,000 EUR	$9,441,936	$65,833
9/15/2016	Barclays	4,648,000 GBP	$6,560,094	$454,226
9/15/2016	JPMorgan	7,100,000 EUR	$7,941,883	$16,844
9/15/2016	JPMorgan	4,648,000 GBP	$6,610,083	$504,214
9/15/2016	JPMorgan	4,460,000 GBP	$6,263,452	$404,551
9/15/2016	JPMorgan	4,260,000 GBP	$5,984,136	$387,966
9/15/2016	JPMorgan	710,000 GBP	$933,315	$620
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$159,044
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $560,993 and $810,168, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $18,938,133, which represented 11.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2016, these liquid restricted securities amounted to $18,938,133, which represented 11.9% of total net assets.
4	Affiliated holding.
4

Transactions involving the affiliated holding during the period ended August 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	4,321,635
Purchases/Additions	45,822,219
Sales/Reductions	(46,194,661)
Balance of Shares Held 8/31/2016	3,949,193
Value	$3,949,193
Dividend Income	$4,262
5	7-day net yield.
6	At August 31, 2016, the cost of investments for federal tax purposes was $138,934,447. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from: (a) translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $19,053,551. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,049,369 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,995,818.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$17,860,291	$134,775,814	$—	$152,636,105
Exchange-Traded Funds	1,402,700	—	—	1,402,700
Investment Company	3,949,193	—	—	3,949,193
TOTAL SECURITIES	$23,212,184	$134,775,814	$—	$157,987,998
Other Financial Instruments:[1]
Assets	$15	$1,834,297	$—	$1,834,312
Liabilities	(175)	(1,675,093)	—	(1,675,268)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(160)	$159,204	$—	$159,044
1	Other financial instruments include foreign exchange contracts.
6

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—Great British Pound
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
7
Federated International Leaders Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.0%
		Belgium—2.2%
321,900		Anheuser-Busch InBev NV	$39,908,759
		France—19.3%
1,170,648		Accor SA	44,293,777
1,509,641		AXA SA	31,792,707
1,383,897		BNP Paribas SA	70,640,449
1,714,480		Edenred	37,393,913
216,656		Kering	41,161,544
2,141,900		Orange SA	32,779,081
498,273		Pernod Ricard SA	57,274,610
4,038,745	[1]	Television Francaise 1 SA TF1	39,444,036
		TOTAL	354,780,117
		Germany—12.1%
361,796		Bayerische Motoren Werke AG	31,479,837
489,736		Daimler AG	33,900,745
546,729		HeidelbergCement AG	50,891,198
1,950,771	[2]	Kloeckner & Co. AG	27,472,937
627,065		Rheinmetall AG	45,291,218
375,319		SAP SE	33,038,987
		TOTAL	222,074,922
		Hong Kong—2.7%
4,731,240		Dah Sing Financial Holdings Ltd.	31,917,535
1,336,061		Sun Hung Kai Properties Ltd.	18,748,135
		TOTAL	50,665,670
		Ireland—3.7%
2,010,892		CRH PLC	68,171,455
		Italy—4.3%
1,375,000		Eni SpA	20,777,670
17,403,310		Intesa Sanpaolo SPA	41,163,434
5,491,000	[1]	Prada SPA	16,471,430
		TOTAL	78,412,534
		Japan—4.6%
853,300		Chugai Pharmaceutical Co. Ltd.	26,790,265
738,600		Honda Motor Co., Ltd.	22,729,734
895,100		Japan Tobacco, Inc.	34,703,691
		TOTAL	84,223,690
		Mexico—0.4%
52,000		Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	7,927,920
		Netherlands—7.6%
1,148,473	[3,4]	ABN AMRO Group NV, GDR	23,640,242
324,980		Akzo Nobel NV	21,966,534
2,019,335		Koninklijke Philips NV	58,707,744
1,480,600		Royal Dutch Shell PLC	36,383,930
		TOTAL	140,698,450
		Singapore—1.8%
3,023,396		DBS Group Holdings Ltd.	33,180,033
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—2.0%
24,959		Samsung Electronics Co. Ltd.	$36,216,630
		Spain—1.6%
6,402,718		Banco Santander, SA	28,654,244
		Sweden—0.8%
686,300		Assa Abloy AB, Class B	13,887,971
		Switzerland—10.2%
343,784		Adecco Group AG	19,786,780
209,888	[1]	Cie Financiere Richemont SA	12,111,021
3,087,648		Credit Suisse Group AG	40,193,988
1,149,710		Julius Baer Group Ltd.	48,274,879
542,363		Nestle SA	43,229,534
430,782		Wolseley PLC	24,798,472
		TOTAL	188,394,674
		United Kingdom—18.6%
2,304,201		Ashtead Group PLC	38,365,942
534,100		AstraZeneca PLC	34,483,145
2,161,391		Diageo PLC	59,929,901
1,170,843		Imperial Brands PLC	61,501,064
318,056		InterContinental Hotels Group PLC	13,655,964
8,439,769		PageGroup PLC	38,615,231
1,283,000		Prudential PLC	23,140,767
744,400		Shire PLC	46,494,700
1,156,442		WPP PLC	26,726,986
		TOTAL	342,913,700
		United States—2.1%
808,245		Invesco Ltd.	25,209,161
412,464		National Oilwell Varco, Inc.	13,834,043
		TOTAL	39,043,204
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,647,830,002)	1,729,153,973
		INVESTMENT COMPANIES—7.4%[5]
27,432,022	[6]	Federated Government Obligations Fund, Premier Shares, 0.31%[7] (purchased with proceeds from securities lending collateral)	27,432,022
109,434,542		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[7]	109,434,542
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	136,866,564
		TOTAL INVESTMENTS—101.4% (IDENTIFIED COST $1,784,696,566)[8]	1,866,020,537
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[9]	(26,132,252)
		TOTAL NET ASSETS—100%	$1,839,888,285
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[2]The Tokyo Price Index, Long Futures	665	$85,515,150	September 2016	$(8,046,500)
The average notional value of long futures contracts held by the Fund throughout the period was $255,381,204. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
2

At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/1/2016	BNY Mellon	2,618,197 EUR	$2,914,529	$5,936
9/19/2016	Goldman Sachs	7,025,000 EUR	$7,886,265	$(43,529)
9/19/2016	Goldman Sachs	19,130,000 EUR	$21,235,257	$121,547
Contracts Sold:
9/6/2016	BNYMellon	29,408,052 JPY	$284,134	$ (179)
9/6/2016	BNYMellon	17,174,118 JPY	$165,932	$ (104)
9/19/2016	Goldman Sachs	99,995,000 EUR	$112,742,363	$1,107,570
9/19/2016	Goldman Sachs	83,175,000 EUR	$92,778,386	$(78,496)
9/19/2016	Goldman Sachs	82,357,000 EUR	$93,376,367	$1,432,703
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$2,545,448
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,296,397 and $4,246,456 respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$25,820,806	$27,432,022
2	Non-income-producing security.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2016, these liquid restricted securities amounted to $23,640,242, which represented 1.3% of total net assets.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $23,640,242, which represented 1.3% of total net assets.
5	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended August 31, 2016, were as follows:
	Federated Government Obligations Fund, Premier Shares	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2015	—	28,312,602	559,122,425	587,435,027
Purchases/Additions	$27,432,022	$—	$459,885,816	$487,317,838
Sales/Reductions	$—	$(28,312,602)	$(909,573,699)	$(937,886,301)
Balance of Shares Held 8/31/2016	27,432,022	—	109,434,542	136,866,564
Value	$27,432,022	$—	$109,434,542	$136,866,564
Dividend Income	$1,545	$255,434	$1,016,638	$1,273,617
6	All or a portion of this security is held as collateral for securities lending.
7	7-day net yield.
8	At August 31, 2016, the cost of investments for federal tax purposes was $1,784,696,566. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $81,323,971. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $208,143,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $126,819,327.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$13,834,043	$—	$—	$13,834,043
International	33,137,081	1,682,182,849	—	1,715,319,930
Investment Companies	136,866,564	—	—	136,866,564
TOTAL SECURITIES	$183,837,688	$1,682,182,849	$—	$1,866,020,537
Other Financial Instruments:*
Assets	$5,936	$2,661,820	$—	$2,667,756
Liabilities	(8,046,783)	(122,025)	—	(8,168,808)
OTHER FINANCIAL INSTRUMENTS	$(8,040,847)	$2,539,795	$—	$(5,501,052)
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016